Schedule of financial liabilities (Details) (Paranthetical) - AUD ($)	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Notes and other explanatory information [abstract]
Unsecured convertible notes	$ 301,600	[1]	$ 308,100	[1]	$ 435,600

[1]	On 7 December 2022, our shareholders authorized at an extraordinary general shareholders’ meeting, a one-for-twenty reverse share split of our issued and outstanding ordinary shares (“Reverse Share Split”). No fractional ordinary shares were issued in connection with the Reverse Share Split and all fractional interests were rounded up to the nearest whole number. Issued and outstanding warrants and performance rights were split on the same basis.